UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2014
UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS
NOTE 3:-        UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information. Accordingly, they do not include all the information and footnotes required by accounting principles generally accepted in the United States for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six-month period ended June 30, 2014 are not necessarily indicative of the results that may be expected for the year ended December 31, 2014.